Note 24 - Share-based Payments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
24.	SHARE-BASED PAYMENTS

There are different stock option and share-based payment programs which allow the employees and senior management from the Company and its subsidiaries to acquire (through of exercise of the stock option) or receive shares of the Company. For all stock option programs, the fair value of the shares is estimated at the options grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS
2
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option.

This current model of stock option, ruled by the Stock Option Plan of the Company (“Stock Option Plan”), includes two
types of grants: (I) Grant
1
- the beneficiary, as the case, can be allocate
30%,
40%,
60%,
70%
or
100%
of the amount related to the profit share he received in the year, to the immediate exercise of options, thus acquiring the corresponding shares of the Company, which transfer to third
parties or the Company will only be allowed after the
five
-year period counted from the date of exercise of the options; and (II) Grant
2
- the beneficiary
may
exercise the options after a
five
-year grace period, for a period of
five
years.

In addition, the Company has implemented a Share-Based Payment Plan (“Share-Based Plan”) under which certain employees and members of the management of the Company or its subsidiaries are eligible to receive shares of the Company including in the form of ADR’s. The shares that are subject to the Share-Based Plan are designated as "restricted shares".

Additionally, as a mean of a creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential,” the Company grants, under the Share-Based Plan, shares to be delivered in the future divided in two
separate lots – Lot A and Lot B, which will be delivered to the participants of the relevant program, subject to maturation periods of five
and
ten
years, respectively.

The weighted average fair value of the options and assumptions used in applying the Company’s option pricing model of
2018,
2017
and
2016
grants are as follows:

In R$, except when otherwise indicated	2018	(i)	2017	(i)	2016	(i)

Fair value of options granted	5.62		6.51		6.21
Share price	18.04		19.80		17.18
Exercise price	18.04		19.80		17.18
Expected volatility	26.2%		26.7%		27.0%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	9.6	% (ii)	10.1	% (ii)	12.4	% (ii)

(i)

Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii) The percentages include the grants of stock options and ADR’s during the period, in which the risk-free interest rate of ADR’s are calculated in U.S. dollar.

The total number of outstanding options developed as follows:

Thousand options	2018	2017	2016

Options outstanding at January 1 st	135,221	131,244	121,770
Options issued during the period	19,899	20,435	24,806
Options exercised during the period	(9,988)	(13,548)	(11,613)
Options forfeited during the period	(3,804)	(2,910)	(3,719)
Options outstanding at ended year	141,328	135,221	131,244

The range of exercise prices of the outstanding options is between
R$0.001
(
R$0.001
as of
December 31, 2017
and
R$0.02
as of
December 31, 2016)
and
R$27.43
(
R$26.09
as of
December 31, 2017
and
R$28.32
as of
December 31, 2016)
and the weighted average remaining contractual life is approximately
6.27
years (
6.40
years as of
December 31, 2017
and
5.96
years as of
December 31, 2016).

Of the
141,328
thousand outstanding options (
135,221
thousand as of
December 31, 2017),
55,538
thousand options are vested as at
December 31, 2018 (
40,150
thousand as of
December 31, 2017).

The weighted average exercise price of the options is as follows:

In R$ per share	2018	2017	2016

Options outstanding at January 1 st	15.27	13.87	12.36
Options issued during the period	18.04	19.82	17.18
Options forfeited during the period	18.55	17.88	12.83
Options exercised during the period	7.47	5.81	2.52
Options outstanding at ended period	16.16	15.27	13.87
Options exercisable at ended period	2.25	3.78	3.66

For the options exercised during
2018,
the weighted average share price on the exercise date was
R$21.83
(
R$18.87
as of
December 31, 2017).

To settle the exercised stock options, the Company
may
use treasury shares. The current limit of authorized capital is considered sufficient to meet all stock option plans if the issue of new shares is required to meet the grants awarded in the Programs.

During the period, the Company granted
426
thousand (
794
thousand on
December 31, 2017)
deferred stocks related to the exercise of stock options granted in the previous years. These deferred stocks are valued based on the share price of the trading session immediately prior to the stock option grant, representing a fair value of approximately
R$7.5
on
December 31, 2018 (
R$15.2
on
December 31, 2017).
Such deferred stock units are subject to a grace period of
five
years counted from the options date of exercise.

During the period, the Company granted
13.055
thousand restricted shares under the Share-Based Plan, which are valued based on the share price of the trading session immediately prior to the grant of shares, representing a fair value of approximately
R$239.1
on
December 31, 2018.
Such restricted shares units are subject to a grace period of five
years counted from the date of grant.

The total number of shares purchased or granted, as the case may
be,  under the Stock Option Plan and Share-Based Plan by employees, the delivery of which will be performed in the future under certain conditions (deferred stock and restricted shares), is demonstrated below:

Thousand deferred shares	2018	2017	2016

Deferred shares outstanding at January 1 st	16,300	19,260	19,056
New deferred shares during the period	426	794	7,329
Deferred shares granted during the period	(3,429)	(2,874)	(6,118)
Deferred shares forfeited during the period	(989)	(880)	(1,007)
Deferred shares outstanding at ended year	12,308	16,300	19,260

Thousand deferred shares	2018	2017	2016

Restricted shares outstanding at January 1st	–	–	–
New restricted shares during the period	13,055	–	–
Restricted shares granted during the period	(296)	–	–
Restricted shares forfeited during the period	(103)	–	–
Restricted shares outstanding at ended year	12,656	–	–

Additionally, certain employees and manager of the Company received options to acquire AB Inbev shares, the compensation cost of which is recognized in the income statement against equity.

The transactions with share-based payments described above generated an expense of
R$162.7
in the year ended
December 31, 2018 (
R$236.9
and
R$189.3
for the year ended
December 31, 2017
and
2016,
respectively), recorded as administrative expenses.